Unsecured Debt - Committed Ship Financings (Details) $ in Millions	12 Months Ended
	Nov. 30, 2015 USD ($)
Long-term Purchase Commitment [Line Items]
Line of credit, maturity period	12 years
Amount	$ 6,492
North America Brands Carnival Cruise Line [Member] | Carnival Newbuild Twenty Eighteen Fiscal Year [Member] [Domain] [Member]
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2018
Amount	$ 478
North America Brands Holland America Line [Member] | Holland America Line Newbuild Twenty Eighteen Fiscal Year [Member]
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2018
Amount	$ 380	[1]
North America Brands Princess [Member] | Princess Newbuild Twenty Sixteen Fiscal Year [Domain] [Member] [Member]
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2017
Amount	$ 478	[1]
North America Brands Seabourn | Seabourn Newbuild Twenty Sixteen Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2016
Amount	$ 190	[1]
North America Brands Seabourn | Seabourn Ovation Twenty Eighteen Fiscal Year [Domain] [Domain] [Member]
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2018
Amount	$ 193	[1]
North America Cruise Brands
Long-term Purchase Commitment [Line Items]
Amount	$ 2,647
Europe, Australia & Asia (EAA) AIDA | AIDAprima Twenty Sixteen Fiscal Year [Member]
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2016
Amount	$ 371	[1]
Europe, Australia & Asia (EAA) AIDA | Aida Newbuild Twenty Seventeen Fiscal Year [Member]
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2017
Amount	$ 360	[1]
Europe, Australia & Asia (EAA) AIDA | Aida Newbuild Twenty Eighteen Fiscal Year [Member] [Member]
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2018
Amount	$ 768	[1]
Europe, Australia & Asia (EAA) AIDA | Aida Newbuild Twenty Twenty Fiscal Year [Member] [Member]
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2020
Amount	$ 785	[1]
Europe, Australia & Asia (EAA) AIDA | Costa Newbuild Twenty Nineteen Fiscal Year [Member]
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2019
Amount	$ 776	[1]
Europe, Australia & Asia (EAA) AIDA | Costa Newbuild Twenty Twenty Fiscal Year [Member]
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2020
Amount	$ 785	[1]
EAA Cruise Brands
Long-term Purchase Commitment [Line Items]
Amount	$ 3,845
Euro Denominated [Member] | North America Brands Carnival Cruise Line [Member] | Carnival Vista 2016 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2016
Amount	$ 520	[2]
Euro Denominated [Member] | North America Brands Holland America Line [Member] | Holland America Line Koningsdam 2016 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2016
Amount	$ 408	[2]

[1]	We have the option to draw in either U.S. dollars or euros.
[2]	Euro-denominated.